Properties, Plants and Equipment (Tables)	9 Months Ended
Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment
Our investment in PP&E, with the associated accumulated depreciation, was:

	Millions of Dollars
	September 30 2017*	December 31 2016

Land	$19	19
Buildings and improvements	87	88
Pipelines and related assets**	1,352	1,335
Terminals and related assets**	631	610
Rail racks and related assets**	137	137
Fractionator and related assets**	616	615
Processing and related assets**	215	—
Caverns and related assets**	583	569
Construction-in-progress	62	27
Gross PP&E	3,702	3,400
Less: Accumulated depreciation	809	725
Net PP&E	$2,893	2,675

*Financial information has been retrospectively adjusted to reflect the combination of businesses under common control.
**Assets for which we are the lessor.